Goodwill and Intangible Assets (Schedules for Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets
Amortization expense for acquired intangible assets	$ 236	$ 233	$ 235
Expected amortization expense for acquired intangible assets recorded as of balance sheet date
2014	214
2015	200
2016	186
2017	171
2018	154
After 2018	$ 634